Deposits - Summary of Interest Expense on Deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of interest expense on deposits [Abstract]
Savings and interest-bearing checking	$ 6,078	$ 2,101	$ 2,264
Reciprocal	4,421	764	2,158
Time	1,902	1,507	7,073
Brokered time	1,750	93	1,171
Total	$ 14,151	$ 4,465	$ 12,666